Estimates, Significant Accounting Policies and Balance Sheet Detail (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule Of Net Changes In Operating Assets And Liabilities Included Cash Flows From Operating Activities
The net change in operating assets and liabilities (net of effects of acquisitions, dispositions and deconsolidation) included in cash flows from operating activities was comprised as follows:

	Years Ended December 31,
	2016	2015	2014
Accounts receivable	$(1,126)	$856	$600
Accounts receivable from related companies	42	(5)	30
Inventories	(345)	(410)	52
Other current assets	149	(225)	151
Other non-current assets, net	(148)	250	(6)
Accounts payable	1,214	(1,043)	(893)
Accounts payable to related companies	(64)	400	5
Exchanges payable	—	—	—
Accrued and other current liabilities	89	(697)	(158)
Other non-current liabilities	158	(233)	(138)
Derivative assets and liabilities, net	67	75	19
Net change in operating assets and liabilities, net of effects of acquisitions	$36	$(1,032)	$(338)

Schedule Of Non-Cash Investing And Financing Activities
Non-cash investing and financing activities and supplemental cash flow information were as follows:

	Years Ended December 31,
	2016	2015	2014
NON-CASH INVESTING ACTIVITIES:
Accrued capital expenditures	$930	$910	$643
Net gains (losses) from subsidiary common unit transactions	16	(526)	744
NON-CASH FINANCING ACTIVITIES:
Issuance of Common Units in connection with the PennTex Acquisition	307	—	—
Contribution of property, plant and equipment from noncontrolling interest	—	34	—
Subsidiary issuances of common units in connection with PVR, Hoover and Eagle Rock Midstream acquisitions	—	—	4,281
Subsidiary issuances of common units in connection with the Susser Merger	—	—	908
Long-term debt assumed in PVR Acquisition	—	—	1,887
Long-term debt exchanged in Eagle Rock Midstream Acquisition	—	—	499
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest, net of interest capitalized	1,922	1,800	1,416
Cash paid for (refund of) income taxes	(229)	72	345

Schedule of Inventory	Inventories consisted of the following:

	December 31,
	2016	2015
Natural gas and NGLs	$699	$415
Crude oil	683	424
Refined products	483	378
Spare parts and other	238	248
Total inventories	$2,103	$1,465

Other Current Assets	Other current assets consisted of the following:

	December 31,
	2016	2015
Deposits paid to vendors	$74	$74
Income taxes receivable	128	326
Prepaid expenses and other	301	193
Total other current assets	$503	$593

Property, Plant and Equipment
Components and useful lives of property, plant and equipment were as follows:

	December 31,
	2016	2015
Land and improvements	$1,160	$1,008
Buildings and improvements (1 to 45 years)	2,197	1,629
Pipelines and equipment (5 to 83 years)	35,593	32,677
Natural gas and NGL storage facilities (5 to 46 years)	1,515	390
Bulk storage, equipment and facilities (2 to 83 years)	3,677	2,853
Tanks and other equipment (5 to 40 years)	1,286	1,488
Retail equipment (2 to 99 years)	427	436
Vehicles (1 to 25 years)	241	220
Right of way (20 to 83 years)	3,374	2,573
Natural resources	434	484
Other (1 to 40 years)	1,031	1,296
Construction work-in-process	10,223	7,797
	61,158	52,851
Less – Accumulated depreciation and depletion	(7,905)	(6,067)
Property, plant and equipment, net	$53,253	$46,784

Schedule Of Property, Plant And Equipment Depreciation And Capitalized Interest Expense
We recognized the following amounts for the periods presented:

	Years Ended December 31,
	2016	2015	2014
Depreciation and depletion expense	$1,904	$1,616	$1,409
Capitalized interest, excluding AFUDC	200	163	101

Schedule of Other Non-Current Assets, net
Other non-current assets, net are stated at cost less accumulated amortization. Other non-current assets, net consisted of the following:

	December 31,
	2016	2015
Unamortized financing costs(1)	$13	$29
Regulatory assets	86	90
Deferred charges	217	198
Restricted funds	190	192
Other	310	202
Total other non-current assets, net	$816	$711
(1)Includes unamortized financing costs related to the Partnership’s revolving credit facilities.

Components And Useful Lives Of Intangibles And Other Assets
Components and useful lives of intangible assets were as follows:

	December 31, 2016		December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets:
Customer relationships, contracts and agreements (3 to 46 years)	$6,050	$(971)	$5,199	$(712)
Trade names (15 years)	352	(22)	66	(18)
Patents (9 years)	25	(21)	48	(16)
Other (1 to 15 years)	42	(9)	14	—
Total amortizable intangible assets	6,469	(1,023)	5,327	(746)
Non-amortizable intangible assets:
Trademarks	—	—	281	—
Contractual rights	43	—	34	—
Liquor licenses	—	—	—	—
Total intangible assets	$6,512	$(1,023)	$5,642	$(746)

Aggregate Amortization Expense Of Intangibles And Other Assets	Aggregate amortization expense of intangibles assets was as follows:

	Years Ended December 31,
	2016	2015	2014
Reported in depreciation, depletion and amortization	$262	$288	$212

Estimated Aggregate Amortization Expense	Estimated aggregate amortization expense of intangible assets for the next five years was as follows:

Years Ending December 31:
2017	$279
2018	277
2019	273
2020	268
2021	251

Schedule of Goodwill
Changes in the carrying amount of goodwill were as follows:

	Investment in ETP	Investment in Sunoco LP	Investment in Lake Charles LNG	Corporate, Other and Eliminations	Total
Balance, December 31, 2014	$7,642	$1,149	$184	$(3,104)	$5,871
Goodwill acquired	—	23	—	—	23
Sunoco LP Exchange	(2,018)	—	—	2,018	—
Goodwill impairment	(205)	—	—	—	(205)
Other	9	(49)	—	(164)	(204)
Balance, December 31, 2015	5,428	1,123	184	(1,250)	5,485
Goodwill acquired	428	81	—	—	509
Contribution of retail business	(1,289)	—	—	1,289	—
Goodwill impairment	(670)	(156)	—	—	(826)
Other	—	2	—	—	2
Balance, December 31, 2016	$3,897	$1,050	$184	$39	$5,170

Accrued and Other Current Liabilities
Accrued and other current liabilities consisted of the following:

	December 31,
	2016	2015
Interest payable	$545	$519
Customer advances and deposits	72	114
Accrued capital expenditures	769	743
Accrued wages and benefits	254	218
Taxes payable other than income taxes	201	76
Exchanges payable	208	106
Other	318	632
Total accrued and other current liabilities	$2,367	$2,408

Fair Value Of Financial Assets And Liabilities Measured On Recurring Basis
The following tables summarize the fair value of our financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2016 and 2015 based on inputs used to derive their fair values:

	Fair Value Measurements at December 31, 2016
	Fair Value Total	Level 1	Level 2	Level 3
Assets:
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	$14	$14	$—	$—
Swing Swaps IFERC	2	—	2	—
Fixed Swaps/Futures	96	96	—	—
Forward Physical Swaps	1	—	1	—
Power:
Forwards	4	—	4	—
Futures	1	1	—	—
Options — Calls	1	1	—	—
Natural Gas Liquids — Forwards/Swaps	233	233	—	—
Refined Products – Futures	2	2	—	—
Crude – Futures	9	9	—	—
Total commodity derivatives	363	356	7	—
Total assets	$363	$356	$7	$—
Liabilities:
Interest rate derivatives	$(193)	$—	$(193)	$—
Embedded derivatives in the ETP Preferred Units	(1)	—	—	(1)
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	(11)	(11)	—	—
Swing Swaps IFERC	(3)	—	(3)	—
Fixed Swaps/Futures	(149)	(149)	—	—
Power:
Forwards	(5)		(5)	—
Futures	(1)	(1)	—	—
Natural Gas Liquids — Forwards/Swaps	(273)	(273)	—	—
Refined Products – Futures	(23)	(23)	—	—
Crude — Futures	(13)	(13)	—	—
Total commodity derivatives	(478)	(470)	(8)	—
Total liabilities	$(672)	$(470)	$(201)	$(1)

	Fair Value Measurements at December 31, 2015
	Fair Value Total	Level 1	Level 2	Level 3
Assets:
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	$16	$16	$—	$—
Swing Swaps IFERC	10	2	8	—
Fixed Swaps/Futures	274	274	—	—
Forward Physical Contracts	4	—	4	—
Power:
Forwards	22	—	22	—
Futures	3	3	—	—
Options — Calls	1	1	—	—
Options — Puts	1	1	—	—
Natural Gas Liquids — Forwards/Swaps	99	99	—	—
Refined Products – Futures	15	15	—	—
Crude – Futures	9	9	—	—
Total commodity derivatives	454	420	34	—
Total assets	$454	$420	$34	$—
Liabilities:
Interest rate derivatives	$(171)	$—	$(171)	$—
Embedded derivatives in the ETP Preferred Units	(5)	—	—	(5)
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	(16)	(16)	—	—
Swing Swaps IFERC	(12)	(2)	(10)	—
Fixed Swaps/Futures	(203)	(203)	—	—
Power:
Forwards	(22)	—	(22)	—
Futures	(2)	(2)	—	—
Options — Puts	(1)	(1)	—	—
Natural Gas Liquids — Forwards/Swaps	(89)	(89)	—	—
Refined Products – Futures	(6)	(6)	—	—
Crude — Futures	(5)	(5)	—	—
Total commodity derivatives	(356)	(324)	(32)	—
Total liabilities	$(532)	$(324)	$(203)	$(5)

Unobservable Inputs of Fair Value Level 3 Liabilities [Table Text Block]
The following table presents the material unobservable inputs used to estimate the fair value of ETP’s Preferred Units and the embedded derivatives in ETP’s Preferred Units:

	Unobservable Input	December 31, 2016
Embedded derivatives in the ETP Preferred Units	Credit Spread	5.12%
	Volatility	31.73%

Reconciliation For Liabilities Measured At Fair Value On A Recurring Basis
The following table presents a reconciliation of the beginning and ending balances for our Level 3 financial instruments measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2016.

Balance, December 31, 2015	$(5)
Net unrealized gains included in other income (expense)	4
Balance, December 31, 2016	$(1)